Non controlling interests	6 Months Ended
Jun. 30, 2012
Non Controlling Interests
Non controlling interests
18. Non controlling interests:

The following table represents the changes in DryShips Inc. non controlling interests:

	Six-month Period Ended June 30,

	2011	2012

Balance at the beginning of the period.	$ 643,702	$ 793,334
Net income/(loss) for the period.	2,511	(13,227)
Sale of subsidiary shares to non controlling interests (Note 11)	-	262,245
Amortization of stock based compensation	-	160
Other comprehensive income	1,499	2,060

Balance at the end of the period	$ 647,712	$ 1,044,572